Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 373,687	$ 30,851
Short-term marketable securities	51,773	124,780
Receivables from related parties	386	81
Prepaid expenses and other current assets	6,550	2,981
Total current assets	432,396	158,693
Property and equipment, net	956	490
Operating lease right-of-use asset	2,330	0
Other non-current assets	12,567	4,986
Restricted cash	132	132
Total assets	448,381	164,301
Current liabilities:
Accounts payable	1,374	3,074
Accrued compensation and benefits	5,746	3,821
Accrued research and development liabilities	25,951	8,276
Accrued professional services	674	655
Payables to related parties	534	483
Operating lease liability, current	522	0
Other accrued liabilities	240	166
Participation right liability	0	3,105
Total current liabilities	35,041	19,580
Operating lease liability, noncurrent	2,244	0
Total liabilities	37,285	19,580
Commitments and contingencies (Note 7)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 500,000,000 and 41,341,250 shares authorized as of December 31, 2025 and December 31, 2024, respectively; 79,991,768 and 28,415 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	8	0
Additional paid-in capital	767,639	43,538
Accumulated deficit	(356,567)	(222,523)
Accumulated other comprehensive income	16	348
Total stockholders' equity (deficit)	411,096	(178,637)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	448,381	164,301
Redeemable convertible preferred stock
Stockholders' equity (deficit):
Preference stock, value	0	323,358
Preferred Stock
Stockholders' equity (deficit):
Preference stock, value	$ 0	$ 0